1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

October 17, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 333-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 520

Commission Staff:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 520 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Company (the “Fund”):

•	iShares MSCI BIC ETF (“BKF”)

The Amendment is being filed to reflect the following material changes to the Fund’s’ prior annual update filing, Post-Effective Amendment No. 515, filed pursuant to Rule 485(b), which became effective on December 30, 2021:

Changes in the Fund’s name and underlying index as stated in the table below, and corresponding changes to the Fund’s principal investment strategies, which took effect on March 10, 2022.

Ticker	Prior Fund Name	New Fund Name	Prior Underlying Index	New Underlying Index
BKF	iShares MSCI BRIC ETF	iShares MSCI BIC ETF	MSCI BRIC Index	MSCI BIC Index

The Amendment also reflects other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

October 17, 2022

The following information is provided to assist the staff of the SEC in its review of the Registration Statement.

The Fund’s Revised Investment Strategies

Principal Investment Strategies

The Fund seeks to track the investment results of the MSCI BIC Index (the “Underlying Index”), which is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, India and China (“BIC”). The Underlying Index primarily consists of stocks traded on B3 (the largest Brazilian exchange), National Stock Exchange of India, Shanghai Stock Exchange, Shenzhen Stock Exchange and the Stock Exchange of Hong Kong. The Underlying Index includes large- and mid-capitalization companies and may change over time. As of August 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and financials industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

October 17, 2022

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

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If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Marisa Rolland
Nick Cordell
Jennifer Kerslake
Michael Gung
George Rafal
Toree Phuong Ho
Luis Mora
Jonathan Tincher